Investment Strategy - Global X Funds	Jan. 20, 2026
Global X U.S. 500 Income Edge ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to generate weekly income by selling (writing) call options and to provide exposure to the Solactive GBS United States 500 Index (the “Reference Index”) by investing in the equity securities that comprise the Reference Index and/or ETFs that share economic characteristics with the component securities of the Reference Index (collectively the “U.S. 500 Portfolio”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the U.S. 500 Portfolio, and in options written on the U.S. 500 Portfolio. The Reference Index is a float-adjusted market capitalization weighted index containing equity securities of 500 companies, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market.
Target Annual Distributions

The Fund intends to target a 9% annualized distribution rate through option premiums collected from selling call options on a portion of the U.S. 500 Portfolio and dividends paid by the Fund’s U.S. 500 Portfolio. These distributions will be paid on a weekly basis based on the Fund’s NAV as calculated on the business day prior to the ex-dividend date.

There is no assurance the Fund will achieve its target annualized distribution rate. The actual distributions the Fund makes over a one-year period may deviate from its intended target annualized distribution rate as a result of fluctuations in NAV over time.

In seeking to achieve its target 9% annualized distribution rate, the Fund will write call options to generate cash from option premiums. In pursuing the Fund’s 9% annual distribution target, the Fund will generally write call options on only a portion of the U.S. 500 Portfolio, with such portion determined by the Adviser based on market conditions, option premium availability, and the Fund's income objectives. The portion of the U.S. 500 Portfolio that is capped by the written call options will not be able to participate in any appreciation beyond the strike price of the written options. The remaining portion of the Fund’s U.S. 500 Portfolio will be uncapped and may appreciate when the underlying securities appreciate.

To the extent the cash generated from the Fund’s sale of call options falls short of its target annualized distribution rate, distributions will reduce the Fund’s net asset value (“NAV”). If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may be classified, in part or in whole, as a return of capital (“ROC”). A ROC is a return of a shareholder’s invested capital rather than a traditional source of income such as dividends or interest. See the prospectus section titled “ADDITIONAL INFORMATION ABOUT THE FUNDS” for more information about option premiums and ROC.
The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the U.S. 500 Portfolio, and in options written on the U.S. 500 Portfolio.
Global X Nasdaq-100 Income Edge ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to generate weekly income by selling (writing) call options and to provide exposure to the Nasdaq-100 Index (the “Reference Index”) by investing in the equity securities that comprise the Reference Index and/or ETFs that share economic characteristics with the component securities of the Reference Index (collectively the "Nasdaq-100 Portfolio”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the Nasdaq-100 Portfolio, and in options written on the Nasdaq-100 Portfolio. The Reference Index is a modified market capitalization weighted index containing equity securities of the 100 largest non-financial companies listed on the NASDAQ. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities.
Target Annual Distributions

The Fund intends to target a 13% annualized distribution rate through option premiums collected from selling call options on a portion of the Nasdaq-100 Portfolio and dividends paid by the Fund’s Nasdaq-100 Portfolio. These distributions will be paid on a weekly basis based on the Fund’s NAV as calculated on the business day prior to the ex-dividend date.

There is no assurance the Fund will achieve its target annualized distribution rate. The actual distributions the Fund makes over a one-year period may deviate from its intended target annualized distribution rate as a result of fluctuations in NAV over time.

In seeking to achieve its target 13% annualized distribution rate, the Fund will write call options to generate cash from option premiums. In pursuing the Fund’s 13% annual distribution target, the Fund will generally write call options on only a portion of the Nasdaq-100 Portfolio, with such portion determined by the Adviser based on market conditions, option premium availability, and the Fund's income objectives. The portion of the Nasdaq-100 Portfolio that is capped by the written call options will not be able to participate in any appreciation beyond the strike price of the written options. The remaining portion of the Fund’s Nasdaq-100 Portfolio will be uncapped and may appreciate when the underlying securities appreciate.

To the extent the cash generated from the Fund’s sale of call options falls short of its target annualized distribution rate, distributions will reduce the Fund’s net asset value (“NAV”). If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may be classified, in part or in whole, as a return of capital (“ROC”). A ROC is a return of a shareholder’s invested capital rather than a traditional source of income such as dividends or interest. See the prospectus section titled “ADDITIONAL INFORMATION ABOUT THE FUNDS” for more information about option premiums and ROC.
The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the Nasdaq-100 Portfolio, and in options written on the Nasdaq-100 Portfolio.